Equity (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Summary of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value(1)
Outstanding as of December 31, 2019	794,867	$2.40	$-
Forfeited	(208,000)
Exercised	-
Outstanding as of June 30, 2020	586,867	2.64	$-
Exercisable as of June 30, 2020	586,867	2.64	$-